Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	$ 65,682	$ 39,326
Fair value asset derivatives, netting	(39,836)	(25,123)
Net amounts in consolidated balance sheet, assets	25,846	14,203
Fair value liability derivatives	58,065	37,930
Fair value liability derivatives, netting	(41,556)	(28,851)
Net amounts in consolidated balance sheet, liabilities	16,509	9,079
Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(21,968)	(14,878)
Net amounts in consolidated balance sheet, assets	14,095	9,169
Fair value liability derivatives, netting	(21,934)	(16,595)
Net amounts in consolidated balance sheet, liabilities	4,368	2,771
Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(940)	(888)
Net amounts in consolidated balance sheet, assets	1,096	533
Fair value liability derivatives, netting	(819)	(677)
Net amounts in consolidated balance sheet, liabilities	724	1,093
Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(10,968)	(5,570)
Net amounts in consolidated balance sheet, assets	7,917	2,966
Fair value liability derivatives, netting	(12,283)	(6,647)
Net amounts in consolidated balance sheet, liabilities	9,723	3,817
Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(5,887)	(3,722)
Net amounts in consolidated balance sheet, assets	2,716	1,492
Fair value liability derivatives, netting	(6,481)	(4,866)
Net amounts in consolidated balance sheet, liabilities	1,675	1,381
Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(73)	(65)
Net amounts in consolidated balance sheet, assets	22	43
Fair value liability derivatives, netting	(39)	(66)
Net amounts in consolidated balance sheet, liabilities	19	17
Designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	4,593	2,936
Fair value liability derivatives	1,396	2,407
Designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	184,090	182,789
Fair value asset derivatives	3,212	2,595
Fair value liability derivatives	789	1,237
Designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	47,331	32,386
Fair value asset derivatives	1,381	341
Fair value liability derivatives	607	1,170
Not designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	61,089	36,390
Fair value liability derivatives	56,669	35,523
Economic hedges [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	2,066	1,478
Fair value liability derivatives	2,349	670
Economic hedges [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	261,159	235,810
Fair value asset derivatives	341	207
Fair value liability derivatives	344	160
Economic hedges [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	25,997	19,263
Fair value asset derivatives	1,363	1,126
Fair value liability derivatives	490	224
Economic hedges [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	47,106	26,595
Fair value asset derivatives	331	118
Fair value liability derivatives	1,515	286
Economic hedges [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	73	1,400
Fair value asset derivatives	31	27
Fair value liability derivatives	0	0
Customer accommodation trading and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	59,023	34,912
Fair value liability derivatives	54,320	34,853
Customer accommodation trading and other derivatives [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	7,947,941	11,117,542
Fair value asset derivatives	32,510	21,245
Fair value liability derivatives	25,169	17,969
Customer accommodation trading and other derivatives [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	65,790	79,737
Fair value asset derivatives	2,036	1,421
Fair value liability derivatives	1,543	1,770
Customer accommodation trading and other derivatives [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	280,195	272,145
Fair value asset derivatives	17,522	7,410
Fair value liability derivatives	21,516	10,240
Customer accommodation trading and other derivatives [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	412,879	364,469
Fair value asset derivatives	6,891	4,755
Fair value liability derivatives	6,034	4,791
Customer accommodation trading and other derivatives [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	34,329	36,245
Fair value asset derivatives	64	81
Fair value liability derivatives	$ 58	$ 83